Related Party Notes Payable (Details) - Schedule of future scheduled principal maturities of related party notes payable - USD ($) $ in Thousands	Mar. 31, 2022	Dec. 31, 2021
Schedule of future scheduled principal maturities of related party notes payable [Abstract]
Due on demand	$ 5,483	$ 13,655